PREFERRED SHARES	12 Months Ended
Sep. 30, 2019
Equity [Abstract]
PREFERRED SHARES
7.	PREFERRED SHARES
Before the Reorganization in May 2015, there were RMB4,000, RMB10,000 and RMB30,000 equity interests in Q&K Fashion that were subscribed by shareholders during February 2012, August 2013 and February 2014, respectively (collectively “Series A equity with preference rights”). As part of the Reorganization, the Company issued 255,549,510 Series A non-redeemable
preferred shares, all in the same proportions, to its Series A equity with preference rights shareholders in exchange for their original equity interest in Q&K Fashion. The preference rights given to the shareholders of Series
A-1,
A-2
and
A-3
non-redeemable
preferred shares were substantially the same. The Group treated the issuance of Series A non-redeemable
preferred shares as a new issuance and an extinguishment of the equity interest with preference rights existing before the Reorganization as the legal form between the two were different and the preference rights received were substantially different before and after the Reorganization leading to material changes in its fair value. As Series A non-redeemable
preferred shares were issued as part of the Reorganization with no cash consideration, the Company accounted for the difference between the fair value of the Series A non-redeemable
preferred shares and the carrying value of the Series A equity with preference rights as deemed dividends to shareholders, and charged it against additional paid-in
capital upon Reorganization.
In May 2015, the Company issued 160,000,000 series B convertible redeemable preferred shares at the price of US$0.125 per share to certain investors with a total consideration of US$20,000. The cash proceeds received was US$20,000, net of issuance costs of nil
.
In July 2017, the Company issued an aggregate number of 120,000,000 series C convertible redeemable preferred shares at the price of US$0.25 per share to certain investors with a total consideration of US$30,000. The cash proceeds received was US$28,200, net of issuance costs of US$1,800.

In March 2018, the Company issued an aggregate number of 103,500,000 series
C-1
convertible redeemable preferred shares at the price of US$0.29 per share to certain investors with a total consideration of US$30,000. The cash proceeds received was US$28,900, net of issuance costs of US$1,100.
In June 2019, the Company issued 273,360,850 series C-2 convertible redeemable preferred shares at the price of US$0.3045 per share to certain investors with a total cash consideration of US$83,250. The cash proceeds received was US$78,859, net of issuance cost of US$4,391.
The significant terms of Series A
non-redeemable
preferred shares, Series B convertible redeemable preferred shares, Series C convertible redeemable preferred shares,
Series C-1 convertible redeemable preferred shares
and Series
C-
2
convertible redeemable preferred shares (collectively the “Preferred Shares”) are summarized as follows:
Voting
The holders of the
P
referred
S
hares shall vote together as one class on all resolutions. The holder of
P
referred
S
hares has the number of votes as equal to the number of Class A ordinary shares then issuable upon their conversion into Class A ordinary shares.
Redemption rights
- Series B convertible redeemable preferred shares
At the request of the holders of Series B convertible redeemable preferred shares, the convertible redeemable preferred shares are redeemable at any time when the Company fails to complete a qualified IPO by the fourth anniversary of the Series B shares issue date or an IPO approval event occurs (i.e. the Series B shareholder becomes aware that the IPO will be subject to government approval and is not resolved within a set time period by written request of the Series B shareholder), at a redemption price at least equal to the higher of the subscription price plus an amount that gives a compounded annualized return of 12% per annum or the fair market value of such shares plus any and all declared but unpaid dividends.
- Series
C/C-1
/C-2
convertible redeemable preferred shares
At the request of the holders of Series
C/C-1
/C
-
2
holders of convertible redeemable preferred shares, the convertible redeemable preferred shares are redeemable at any time when the Company fails to complete a qualified IPO by June 30, 2021 or any material breach of the Transaction Documents (which includes the Shareholders’ Agreement and Amended and Restated Memorandum and Articles of Association) or a put
/redemption
notice is delivered by other series holders of the preferred shares, at a redemption price at least equal to the higher of the subscription price plus an amount that gives a compounded annualized return of 15% per annum or the fair market value of such shares plus any and all declared but unpaid dividends.
There are no redemption preference rights for holders of Series A non-redeemable
preference shares.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, Series
C
-2,
C-1
/C
,
B and A preference shareholders shall be entitled to receive, prior to the holders of the ordinary shares, at the amount representing the full subscription price plus an amount that gives a compounded annualized return of 15%, 12% and nil respectively, of the subscription price plus all declared but unpaid dividends.
The liquidation preference is exercised in the sequence of
Series C-2 convertible redeemable preferred shares,

Series
C/C-1
convertible redeemable preferred shares, Series B convertible redeemable preferred shares and Series A non-redeemable
preferred shares.
After distribution in full to the above preference shareholders, the remaining assets and funds of the Group that is legally available for distribution to the shareholders shall be distributed ratably amongst them in proportion to the number of ordinary shares held by them (on an as-converted
basis).
In the event of any dissolution or winding up of the Group, sale, transfer, license, pledge or otherwise disposal of all, or substantially all, of the Company’s assets, changes in the control of the Company or invalidation/termination of the VIE Agreements (collectively “Deemed Liquidation Event”), the liquidation sequence and preference amount is also the same as above.
Conversion
Each preferred share shall be convertible, at the option of the holder thereof, at any time into Class A ordinary shares. All outstanding Preferred Shares shall automatically be converted into Class A ordinary shares without the payment of any additional consideration, based on the then effective conversion rate at the time immediately upon (a) the occurrence of the qualified IPO, or (b) with respect to the Series A non-redeemable
preferred shares, when specified by written consent or agreement of the holders of at least two thirds of Series A preferred shares or (c) with respect to the Series B redeemable preferred shares, when specified by written consent or agreement of holders of at least two thirds of Series B preferred shares.

All the Preferred Shares have converted to ordinary shares upon IPO on November 7, 2019.

Dividends
The holders of the
P
referred
S
hares and ordinary shares are entitled to the dividend pari passu based on the number of shares they own on an as-converted
basis once a dividend is authorized.
EBITDA performance targets for Series C
,
S
er
ies C-1
 and Series
C-
2
convertible redeemable preferred shares (the “EBITDA feature”)
Along with the issuance of Preferred Shares, the Group contemporaneously entered into agreements with its holders of Series C, Series
C-1
and Series
C-2
convertible redeemable preferred shares on July 26, 2017, March 16, 2018 and January 30, 2019, respectively, pursuant to which, certain EBITDA performance target were established. If the EBITDA targets are exceeded, the preferred shareholders must give back a portion of its shareholding based on a pre-agreed
formula to the managers of the Group as incentives with no additional consideration. If expected EBITDA targets are not met, the preferred shareholders were entitled to additional shareholding at par value based on a pre-agreed
formula to make up for the dissatisfaction in EBITDA targets.
The Group believed that it was not probable EBITDA targets will be satisfied. The EBITDA feature wa
s recorded separately as a contingent
earn-out
liability at fair value in the
unaudited condensed
consolidated balance sheets as it met the definition of a freestanding financial instrument liability under ASC 480. At initial measurement, the Group allocated the proceeds from the issuance of Series C
, Series C-1
and
Series
C-
2
convertible redeemable preferred shares to the fair value of contingent earn-out
liabilities, with the remaining being allocated to Series C
, Series C-1
and
Series
C-
2
convertible redeemable preferred shares. The contingent
earn-out
liabilities is
re-measured
at each
period-end,
with the changes in the fair value recorded as an adjustment to earnings. See Note 2.
In addition to the Series C-2 EBITDA feature, in the event that the actual pre-offering market capitalization of the Group was less than US$800,000, the Group shall additionally issue such number of Series C-2 convertible redeemable preferred shares to the holders at par value as compensation based on a pre-determined formula in the contract. The Group believed that it was possible to reach the pre-offering market capitalization target so did not record additional contingent earn-out liability in this regard. The holders of the
S
eries C-2 convertible redeemable preferred shares have waived the series C-2 additional issuance related to market capitalization feature
, effective upon the Group’s first public filing on October 7, 2019.
All the holders of the Series C-2, Series C-1 and Series C convertible redeemable preferred shares have waived the EBITDA feature upon IPO in November 2019.
Accounting for Preferred Shares
Given the key terms described above, the Group classified Series B, Series C,
Series C-1
and Series
C-
2
convertible redeemable preferred shares as mezzanine equity. Series B convertible redeemable preferred shares were recorded at fair value on the issuance date whereas in the case for Series C
,
Series C-1
and Series
C-
2
convertible redeemable preferred shares, the residual proceeds after allocation to the contingent earn-out
liabilities were recorded at issuance date. The Group has determined that there were no beneficial conversion features (“BCF”) attributable to these shares as the
effective conversion price was higher than the fair value of the ordinary shares on the commitment date. The Group determined the fair value of ordinary shares with the assistance of an independent third party valuation firm.
Holders of Series A
non-redeemable
preferred shares cannot trigger or otherwise require the Group to go through a Deemed Liquidation Event through either a representation on the Board of Directors or through other rights. Accordingly, given that there are no redemption or substantive liquidation preference rights for these preferred shareholders, Series A non-redeemable
preferred shares were classified as permanent equity.
Except for Series A
non-redeemable
preferred shares, the Group accretes changes in the redemption value over the higher of the i) subscription price plus a pre-determined
compounded annualized return set forth in the agreement and ii) fair market value. Changes in the redemption value are considered to be changes in accounting estimates. The accretion is recorded as deemed dividends to shareholders, and by charges against retained earnings, or in the absence of retained earnings, by charges against additional paid-in
capital. Once additional
paid-in
capital has been exhausted, additional charges should be recorded by increasing the accumulated deficit.
The following is the roll forward of the carrying amounts of mezzanine equity for the years ended September 30,
 2017,
2018 and 2019, respectively:

RMB
Balance as of October 1, 2016	157,200
Issuance of Series C convertible redeemable preferred shares to investors	152,583
Accretion on Series B convertible redeemable preferred shares to redemption value	4,704
Accretion on Series C convertible redeemable preferred shares to redemption value	54,059
Balance as of September 30, 2017	368,546
Issuance of Series C-1 convertible redeemable preferred shares to investors	139,952
Accretion on Series B convertible redeemable preferred shares to redemption value	43,818
Accretion on Series C convertible redeemable preferred shares to redemption value	29,038
Accretion on Series C-1 convertible redeemable preferred shares to redemption value	62,689

Balance as of September 30, 2018	644,043
Issuance of Series C- 2 convertible redeemable preferred shares to investors	474,053
Accretion on Series B convertible redeemable preferred shares to redemption value	111,041
Accretion on Series C convertible redeemable preferred shares to redemption value	36,952
Accretion on Series C-1 convertible redeemable preferred shares to redemption value	33,681
Accretion on Series C-2 convertible redeemable preferred shares to redemption value	125,715

Balance as of September 30, 2019	1,425,485

The following is the roll-forward of the carrying amounts of the contingent earn-out
liability for the years ended September 30, 2018 and 2019, respectively:

RMB
Balance as of October 1, 201 6	—
Increase in accordance with Series C convertible redeemable preferred shares issuance	39,691
Fair value change included in earnings	5,165
Balance as of September 30, 201 7	44,856
Increase in accordance with Series C-1 convertible redeemable preferred shares issuance	45,180
Fair value change included in earnings	(6,164)

Balance as of September 30, 201 8	83,872
Increase in accordance with Series C- 2 convertible redeemable preferred shares issuance	55,949
Fair value change included in earnings	(42,404)

Balance as of September 30, 201 9	97,417